Quarterly Results Of Operations (Schedule Of Quarterly Results Of Operations) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interim Reporting [Line Items]
Total interest income	$ 114,779	$ 111,951	$ 109,283	$ 109,187	$ 111,799	$ 111,966	$ 97,127	$ 99,434	$ 445,200	$ 420,327	$ 396,371
Total interest expense	14,789	15,225	16,111	17,326	19,226	20,995	21,162	20,686	63,450	82,069	114,744
Net interest income	99,990	96,726	93,172	91,861	92,573	90,971	75,965	78,748	381,750	338,258	281,627
Provision for credit losses	4,866	4,053	8,895	2,857	4,278	6,127	9,990	5,471	20,671	25,867	42,451
Net interest income after provision for loan losses	95,124	92,673	84,277	89,004	88,295	84,844	65,975	73,277	361,079	312,391	239,176
Gain (Loss) on sale of investments, net	(4)	41	901	2,836	793	1,206	1,428	47	3,739
Other noninterest income	50,358	46,512	40,793	34,560	34,662	35,914	29,560	28,248
Noninterest expense	113,441	109,848	109,022	99,873	99,726	99,566	92,706	81,732	432,185	373,731	304,249
Income before income tax expense	32,037	29,378	16,949	26,527	24,024	22,398	4,257	19,840	104,891	70,519	68,817
Income tax expense	8,829	8,144	4,389	7,134	6,667	6,051	(929)	5,193	28,496	16,981	19,991
Net income	23,208	21,234	12,560	19,393	17,357	16,347	5,186	14,647	76,395	53,538	48,826
Preferred stock dividends
Income Available to Common Shareholders - Basic	23,208	21,234	12,560	19,393	17,357	16,347	5,186	14,647	76,395	53,538	48,826
Earnings Allocated to Unvested Restricted Stock	(428)	(406)	(240)	(364)	(307)	(290)	(87)	(291)	(1,437)	(967)	(971)
Earnings available to common shareholders - Diluted	$ 22,780	$ 20,828	$ 12,320	$ 19,029	$ 17,050	$ 16,057	$ 5,099	$ 14,356	$ 74,958	$ 52,571	$ 47,855
Earnings per share - basic	$ 0.79	$ 0.73	$ 0.43	$ 0.66	$ 0.59	$ 0.55	$ 0.19	$ 0.54	$ 2.59	$ 1.88	$ 1.90
Earnings per share - diluted	$ 0.79	$ 0.73	$ 0.43	$ 0.66	$ 0.59	$ 0.54	$ 0.18	$ 0.54	$ 2.59	$ 1.87	$ 1.88